Diamond Hill Small Cap Fund
Diamond Hill Small Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diamond Hill Small Cap Fund Class Y
Operating Expenses		Class Y
Management fees		0.80%
Distribution (12b-1) fees		none
Other expenses	[1]	0.10%
Acquired fund fees and expenses	[2]	0.03%
Total annual operating expenses		0.93%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Diamond Hill Small Cap Fund Class Y	Class Y	95	296	515	1,143

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Because Class Y Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. The returns of the Class Y Shares would be similar to the returns shown because the shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31/10

Best Quarter: 2Q ’03, +28.68% Worst Quarter: 3Q ’01, -22.80%
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Small Cap Fund	Column	Label	Inception Date of Class	One Year	Five Year	Ten Year
Return Before Taxes Class A	Class A	Return Before Taxes	Dec. 12, 2011	16.85%	2.80%	11.22%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Dec. 12, 2011	16.57%	2.37%	10.83%
Return after Taxes on Distribution and Sales of Fund Shares Class A	Class A	Return after Taxes on Distribution and Sales of Fund Shares	Dec. 12, 2011	11.31%	2.27%	9.90%
Russell 2000 Index		Russell 2000 Index	Dec. 12, 2011	26.85%	4.47%	6.33%

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Small-Mid Cap Fund
Diamond Hill Small-Mid Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diamond Hill Small-Mid Cap Fund Class Y
Operating Expenses		Class Y
Management fees		0.75%
Distribution (12b-1) fees		none
Other expenses	[1]	0.10%
Acquired fund fees and expenses	[2]	0.03%
Total annual operating expenses		0.88%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Diamond Hill Small-Mid Cap Fund Class Y	Class Y	90	281	488	1,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small and medium market capitalizations that the Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Small and mid-cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small and Mid Cap Company Risk Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared Because Class Y Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past calendar years. The returns of the Class Y Shares would be similar to the returns shown because the shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31/10

Best Quarter: 2Q ‘09, +30.19% Worst Quarter: 4Q ‘08, -24.08%
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Small-Mid Cap Fund	Column	Label	Inception Date of Class	One Year	Five Year	Since Inception
Return Before Taxes Class A	Class A	Return Before Taxes	Dec. 12, 2011	16.86%	4.61%	4.61%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Dec. 12, 2011	16.85%	4.39%	4.39%
Return after Taxes on Distributions and Sales of Fund Shares Class A	Class A	Return after Taxes on Distributions and Sales of Fund Shares	Dec. 12, 2011	10.96%	3.87%	3.87%
Russell 2500 Index		Russell 2500 Index	Dec. 12, 2011	26.71%	4.86%	4.85%

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Large Cap Fund
Diamond Hill Large Cap Fund
Investment Objective:
The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diamond Hill Large Cap Fund Class Y
Operating Expenses		Class Y
Management fees		0.55%
Distribution (12b-1) fees		none
Other expenses	[1]	0.10%
Acquired fund fees and expenses	[2]	0.01%
Total annual operating expenses		0.66%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Diamond Hill Large Cap Fund Class Y	Class Y	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Because Class Y Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past calendar years. The returns of the Class Y Shares would be similar to the returns shown because the shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31/10

Best Quarter: 2Q ’09, +17.90% Worst Quarter: 4Q ’08, -21.56%
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Large Cap Fund	Column	Label	Inception Date of Class	One Year	Five Years	Since Inception
Return Before Taxes Class A	Class A	Return Before Taxes	Dec. 12, 2011	3.80%	1.58%	5.08%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Dec. 12, 2011	3.69%	1.17%	4.78%
Return after Taxes on Distributions and Sales of Fund Shares Class A	Class A	Return after Taxes on Distributions and Sales of Fund Shares	Dec. 12, 2011	2.62%	1.25%	4.33%
Russell 1000 Index		Russell 1000 Index	Dec. 12, 2011	16.10%	2.59%	2.71%

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Select Fund
Diamond Hill Select Fund
Investment Objective
The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diamond Hill Select Fund Class Y
Operating Expenses		Class Y
Management fees		0.70%
Distribution (12b-1) fees		none
Other expenses	[1]	0.10%
Acquired fund fees and expenses	[2]	0.01%
Total annual operating expenses		0.81%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Select Fund Class Y	Class Y - Sold or Held	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests its assets in 30 to 40 select common stocks of U.S. companies of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Because Class Y Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past calendar years. The returns of the Class Y Shares would be similar to the returns shown because the shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31/10

Best Quarter: 2Q ’09, +19.60% Worst Quarter: 4Q ’08, -20.73%
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Select Fund	Column	Label	Inception Date of Class	One Year	Five Year	Since Inception
Return Before Taxes Class A	Class A	Return Before Taxes	Dec. 12, 2011	5.34%	2.39%	2.39%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Dec. 12, 2011	5.33%	1.54%	1.54%
Return after Taxes on Distributions and Sales of Fund Shares Class A	Class A	Return after Taxes on Distributions and Sales of Fund Shares	Dec. 12, 2011	3.49%	1.67%	1.67%
Russell 3000 Index		Russell 3000 Index	Dec. 12, 2011	16.93%	2.74%	2.74%

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Long-Short Fund
Diamond Hill Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diamond Hill Long-Short Fund Class Y
Operating Expenses		Class Y
Management fees		0.90%
Distribution (12b-1) fees		none
Other expenses - Administration, accounting and custody fees	[1]	0.10%
Other expenses - Dividend expenses on short sales		0.33%
Total other expenses		0.43%
Acquired fund fees and expenses	[2]	0.01%
Total annual operating expenses		1.34%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Diamond Hill Long-Short Fund Class Y	Class Y	136	425	734	1,613

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests its assets in equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual security selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once an equity security is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies an equity security that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Because Class Y Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past calendar years. The returns of the Class Y Shares would be similar to the returns shown because the shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31/10

Best Quarter: 4Q 01, +19.96% Worst Quarter: 3Q 01, -26.08%
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Long-Short Fund	Column	Label	Inception Date of Class	One Year	Five Year	Ten Year
Before Taxes Class A	Class A	Before Taxes	Dec. 12, 2011	(5.30%)	0.55%	5.48%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Dec. 12, 2011	(5.30%)	0.07%	5.13%
Return after Taxes on Distributions and Sales of Fund Shares Class A	Class A	Return after Taxes on Distributions and Sales of Fund Shares	Dec. 12, 2011	(3.44%)	0.27%	4.64%
Russell 1000 Index		Russell 1000 Index	Dec. 12, 2011	16.10%	2.59%	1.83%

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Strategic Income Fund
Diamond Hill Strategic Income Fund
Investment Objective
The investment objective of the Diamond Hill Strategic Income Fund is to provide current income and an attractive total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diamond Hill Strategic Income Fund Class Y
Operating Expenses		Class Y
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses	[1]	0.10%
Acquired fund fees and expenses	[2]	0.01%
Total annual operating expenses		0.61%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Diamond Hill Strategic Income Fund Class Y	Class Y	62	195	340	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in income-producing securities including investment-grade and non-investment grade corporate bonds, preferred stocks of any market capitalization, real estate investment trusts (“REITs”), convertible corporate bonds, convertible preferred income-producing securities, structured instruments (debt securities issued by agencies of the U.S. Government such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), U.S. Government and agency securities, closed-end investment companies, master limited partnerships, equity securities of any market capitalization, and derivatives, such as futures contracts, option and swaps.

Diamond Hill Capital Management, Inc. (“the Adviser”) selects securities for the fund by analyzing both individual securities and different market sectors. The Adviser selects the individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the security. The Adviser seeks to enhance the fund’s performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best prospects for current income and capital appreciation in relation to the risks borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Closed-end Fund Risk The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Real Estate Risk REITs, although not a direct investment in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Structured Instrument Risk Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Because Class Y Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past calendar years. The returns of the Class Y Shares would be similar to the returns shown because the shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31/10

Best Quarter: 2Q ’09, +16.64% Worst Quarter: 3Q ’08, -12.28%
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Strategic Income Fund	Column	Label	Inception Date of Class	One Year	Five Year	Since Inception
Return Taxes Class A	Class A	Return Taxes	Dec. 12, 2011	9.34%	5.27%	7.35%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Dec. 12, 2011	7.20%	3.17%	5.11%
Return after Taxes on Distributions and Sales of Fund Shares Class A	Class A	Return after Taxes on Distributions and Sales of Fund Shares	Dec. 12, 2011	6.04%	3.32%	5.04%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index		BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index	Dec. 12, 2011	6.43%	5.87%	5.08%

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year. The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.